Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2016
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Jul. 12, 2017
Document Effective Date	Jul. 12, 2017
Prospectus Date	Aug. 29, 2016
IQ 50 Percent Hedged FTSE Europe ETF | IQ 50 Percent Hedged FTSE Europe ETF
Risk/Return:
Trading Symbol	HFXE